Property, Plant and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, plant and equipment, at cost, is as follows (in millions):

	March 31, 2015	December 31, 2014
Refining	$7,171	$6,994
TLLP	3,617	3,551
Marketing	835	834
Corporate	256	254
Property, plant and equipment, at cost	11,879	11,633
Accumulated depreciation	(2,699)	(2,588)
Net property, plant and equipment	$9,180	$9,045

Property, plant and equipment, at cost, was as follows (in millions):

	2014	2013
Refining	$6,994	$6,546
TLLP	3,551	1,569
Marketing	834	778
Corporate	254	230
Property, plant and equipment, at cost	11,633	9,123
Accumulated depreciation	(2,588)	(2,248)
Net property, plant and equipment	$9,045	$6,875